Cover	Feb. 24, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 24, 2025
Entity Registrant Name	VERIS RESIDENTIAL, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-13274
Entity Tax Identification Number	22-3305147
Entity Address, Address Line One	Harborside 3, 210 Hudson St.
Entity Address, Address Line Two	Ste. 400
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	7311
City Area Code	732
Local Phone Number	590-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	VRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000924901